UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form

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1.         Name and address of issuer:        Advisors Series Trust
                                              4455 E. Camelback Road, Suite 261E
                                              Phoenix, AZ 85018
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2.         The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

           Avatar Advantage Equity Allocation Fund

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3.         Investment Company Act File Number:            811-07959

           Securities Act File Number:                     33-17391
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4(a).      Last day of fiscal year for which this Form is filed:

           December 31, 1997

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4(b).      |_| Check box  if this Form  is being filed late (i.e., more than  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


           Note: If the Form is being filed late, interest must be paid on the registration fee due.
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
4(c).      |_| Check box if this is the last time the issuer will be filing this
               Form.


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5. Calculation of registration fee:

           (i)       Aggregate sale price of securities sold
                     during  the  fiscal  year  pursuant  to
                    section 24(f):                                   $20,208,205
                                                                    ------------
           (ii)      Aggregate price of securities  redeemed
                     or repurchased during the fiscal year:   $0
                                                            -------
           (iii)     Aggregate price of securities  redeemed
                     or repurchased  during any prior fiscal
                     year ending no earlier than October 11,
                     1995 that were not  previously  used to
                     reduce registration fees payable to the
                     Commission:                              $0
                                                            -------

           (iv)      Total available redemption credits [add
                     Items 5(ii) and 5(iii)]:                 $0
                                                            -------

           (v)       Net  sales  - if Item  5(i) is  greater
                     than Item  5(iv)  [subtract  Item 5(iv)
                     from Item 5(i)]:                                $20,208,205
                                                                    ------------
           (vi)      Redemption Credits available for use in
                     future  years if Item 5(i) is less than
                     Item  5(iv)  [subtract  Item 5(iv) from
                     Item 5(i)]:                              $0
                                                            -------


           (vii)     Multiplier for determining registration
                     fee (See Instruction  C.9):                      0.00029500
                                                                    ------------

           (viii)    Registration  fee  due  [multiply  Item
                     5(v) by Item  5(vii)]  (enter "0" if no
                     fee is due):                                      $5,961.42
                                                                    ============

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6.         Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________ .

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
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7.         Interest  due - if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.         Total of the amount of the registration fee due plus any interest due
           [line 5(viii)plus line7]: $5,961.42


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9.         Date the  registration  fee and any interest  payment was sent to the
           Commission's lockbox depository:

           Date:   3/10/98                            CIK Number:   0001027596
                -----------------------                            ------------

           Method of Delivery:
                                      X|_| Wire Transfer
                                       |_| Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Tom Marschel
                         -------------------------------
                          Assistant Treasurer
                         -------------------------------

Date        3/10/98
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   *Please print the name and title of the signing officer below the signature